INCOME TAXES (Schedule of Deferred Tax Asset/Liability) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforward	[1]	$ 78,783	$ 87,325
Employees benefits and compensation	[1]	4,819	4,914
Accruals and reserves	[1]	3,341	4,738
Research and development	[1]	15,276	12,292
Others	[1]	5,068	3,615
Gross deferred tax assets - long-term	[1]	107,287	112,884
Valuation allowance, see F below	[1]	(7,266)	(5,834)
Deferred tax assets	[1]	100,021	107,050
Deferred tax liabilities- long-term:
Depreciation and amortization	[1]	(77,966)	(82,001)
Gain on TPSCo acquisition	[1]		(1,240)
Others	[1]	(931)	(750)
Deferred tax liabilities	[1]	(78,897)	(83,991)
Presented in long term deferred tax assets	[1]	66,362	73,460
Presented in long term deferred tax liabilities	[1]	$ (45,238)	$ (50,401)

[1]	Deferred tax assets and liabilities relating to Tower for the years 2019 and 2018 are computed based on the Israeli preferred enterprise tax rate of 7.5%.